Note 17 - Subsidiaries	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of subsidiaries [text block]
17	SUBSIDIARIES

Name of company	Nature of business	Proportion of allotted share capital held (directly or indirectly)	Principal Place of Business	Country of registration
RhythmOne (US) Holdings, Inc.	Holding company	100% –Directly held	108 West 13th Street, Wilmington DE 19801	United States

RhythmOne, LLC	Trading company	100% – Indirectly held	601 Montgomery St, Suite 1600, San Francisco, CA 94111	United States

Blinkx(Canada), Inc.	Trading company	100% – Directly held	3500 Maisonneuve West, Westmount, QC H3Z 3C1	Canada

Perk, Inc.	Holding company	100% – Indirectly held	150 Caroline Street Waterloo, ON H3Z 0A5	Canada

Perk.com U.S. Inc.	Trading company	100% – Indirectly held	720 Brazos Street Austin, TX 78701	United States

Perk.com Canada Inc.	Trading company	100% – Indirectly held	150 Caroline Street Waterloo, ON H3Z 0A5	Canada

Perk.com Software Private Limited	Trading company	100% – Indirectly held	No. 95 Koramangala, 4th Block, S.T. Bed, Bangalore 560034	India

YuMe, Inc. (US)	Holding company	100% – Directly held	1204 Middlefield Road, Redwood City, CA 94063	United States

YuMe Holdings	Trading company	100% – Indirectly held	1204 Middlefield Road, Redwood City, CA 94063	United States

YuMe Germany GmBH	Trading company	100% – Indirectly held	Osborne Clarke, Reeperbahn 1, Tanzende, Turme 20 Stock, 20359 Hamburg	Germany

YuMe Digital Advertising HK	Trading company	100% – Indirectly held	11H, Block 1, Queen’s Terrace, 1 Queen’s Street, Sheung Wan	Hong Kong

YuMe Spain SL	Trading company	100% – Indirectly held	Torre Europa Paseo de la Castallana, 95-15 Madrid, 28046	Spain

YuMe Europe Ltd	Trading company	100% – Indirectly held	20 Garrick Street, Covent Garden London WC2E 9BT	United Kingdom

YuMe Advertising Private LTD	Trading company	100% – Indirectly held	11H, Block 1, Queen’s Terrace, 1 Queen’s Street, Sheung Wan	Hong Kong

YuMe Advertising (China) Co Ltd.	Trading company	100% – Indirectly held	9F, Tower 12, KIC III, No. 333, Songhu Road, Yangpu District, Shanghai 00433	China

YuMe Digital Advertising Mexico S De RL De Cv	Trading company	100% – Indirectly held	Avenida Patriotismo 229 pisos 7 y 8 oficina 221, San Pedro de los Pinos, Benito Juanez, 03800 Mexico City	Mexico

YuMe Chile SpA	Trading company	100% – Indirectly held	El Bosque Norte 0134, 7th Floor, Las Condes	Chile

YuMe Advertising Private LTD	Trading company	100% – Indirectly held	Ascendes International Tech Park, Unit 8, 4th Floor Pinnacle block, Taramani, Chennai	India

R1Demand, LLC (US)	Trading company	100% – Directly held	601 Montgomery St, Suite 1600, San Francisco, CA 94111	United States

RadiumOne UK Ltd (UK)	Trading company	100% – Indirectly held	20 Garrick Street, Covent Garden London WC2E 9BT	United Kingdom

RadiumOne SARL (France)	Trading company	100% – Indirectly held	112 ter Rue Cardinet Paris 75017	France

RadiumOne S.R.L. (Italy)	Trading company	100% – Indirectly held	Via Copernico, 38 20124 Milano	Italy

RadiumOne Netherlands	Trading company	100% – Indirectly held	Kapelplien 8 2587BE’s s Gravenhage	Netherlands

RadiumOne Singapore Pte. Ltd.	Trading company	100% – Indirectly held	1 Keog Saik Road Singapore 089109	Singapore

RadiumOne Pty Ltd. (Aus)	Trading company	100% – Indirectly held	403/83 Kippax Street, Surry Hills Sydney, NSW 2010	Australia